Note 8 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforward	$ 26,571	$ 24,211
Deferral of tax deduction of R&D expenses	6,857	6,757
Mandatory R&D Capitalization	3,819	0
Share-based compensation	1,591	1,482
Deferred revenue	8,630	9,510
Research tax credits	5,295	4,063
Operating lease liabilities	1,043	422
Accruals and reserves	21	11
Total deferred tax assets	53,827	46,456
Unrealized gain	(41)	(37)
Depreciation	(346)	(254)
Operating lease right-of-use assets	(1,153)	(420)
Total deferred tax liabilities	(1,540)	(711)
Total gross deferred tax assets	52,287	45,745
Less: valuation allowance	(52,287)	(45,745)
Net deferred tax assets	$ 0	$ 0